Contingencies And Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Litigation Settlement, Amount	$ 10.4
Transportation Equipment [Member]
Transportation equipment lease expiration period	7 years
Guarantees Residual Value, Fair Value Disclosure	$ 1.5
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 7.0
Property And Equipment [Member]
Non-cancelable operating leases, expiration year	2026
Rental expense	$ 45.0	$ 35.6	$ 32.2